Reverse Recapitalization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, other shares, outstanding	71,810,419
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Class of warrant or right, outstanding	8,911,744
Shares issued, price per share	$ 139.15
Transactions costs	$ 63,200
Proceeds from the issuance of warrants	225,000
Proceeds from CTAC after redemptions	20,000
Proceeds from the Backstop Notes	95,100
Payments to KORE's preferred shareholders	229,900
Business acquisition, transaction costs	23,700
Repaid the outstanding related party loans	1,538
Adjustments to additional paid in capital business acquisition cost	23,600
Underwriting Costs Overpaid Amount	4,000
Interfusion B.V and T-Fone B.V [Member]
Repaid the senior secured revolving credit facility	25,000
Repaid the outstanding related party loans	1,600
Selling, General and Administrative Expenses [Member]
Business combination, acquisition related costs	$ 100
Cerberus Telecom Acquisition Corp [Member]
Stock shares issued during the period shares new issues	10,356,593
Stock redeemed	22,240,970
Temporary equity, redemption price per share	$ 10.00
Cerberus Telecom Acquisition Corp [Member] | PIPE Investors [Member]
Shares issued, price per share	$ 10.00
Stock shares issued during the period shares new issues	22,500,000
Business Combination [Member]
Business acquisition, transaction costs	$ 19,000